17. Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Total interest income	$ 10,106	$ 9,982	$ 9,815	$ 9,905	$ 9,960	$ 9,947	$ 9,191	$ 9,567	$ 39,809	$ 38,666	$ 38,420
Total interest expense	820	828	813	809	850	874	875	884	3,271	3,484	4,287
Net interest income	9,286	9,154	9,002	9,096	9,110	9,073	8,316	8,683	36,538	35,182	34,133
(Reduction of) provision for loan losses	(99)	(360)	(531)	(216)	(211)	235	(214)	173	(1,206)	(17)	(699)
Other income	3,666	3,414	3,572	3,324	3,504	3,266	3,297	3,245	13,976	13,312	12,164
Other expense	11,783	9,598	9,109	9,492	10,024	8,669	8,337	8,748	39,982	35,778	35,671
Income before income taxes	1,266	3,330	3,996	3,144	2,801	3,435	3,490	3,007	11,738	12,733	11,325
Income tax (benefit)	(36)	872	1,032	691	613	942	866	679	2,561	3,100	1,937
Net earnings	$ 1,302	$ 2,458	$ 2,964	$ 2,453	$ 2,188	$ 2,493	$ 2,624	$ 2,328	$ 9,177	$ 9,633	$ 9,388
Basic net earnings per share	$ 0.24	$ 0.45	$ 0.54	$ 0.45	$ 0.40	$ 0.45	$ 0.47	$ 0.41	$ 1.68	$ 1.73	$ 1.67
Diluted net earnings per share	$ 0.24	$ 0.44	$ 0.53	$ 0.44	$ 0.39	$ 0.45	$ 0.47	$ 0.41	$ 1.65	$ 1.72	$ 1.66